Additional disclosure requirements - Schedule of preference shares and preferred securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Subordinated
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,069	€ 8,096
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	205	198
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,864	€ 7,898